Schedule of Financial Lease Right-of-use Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Balance of Financing ROU assets
Theralink Technologies Inc [Member]
Financing ROU assets	231,841		$ 231,841	$ 231,841
Less accumulated depreciation	(201,663)		(166,887)	(120,518)
Balance of Financing ROU assets	$ 30,178		$ 64,954	$ 111,323